SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions	[1]	£ 818	£ 2,256
Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		53
Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		713	1,642
Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions			614
13% Step-up Perpetual Capital Securities callable 2019 [Member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		49
6.5% Undated Subordinated Step-up Notes callable 2019 [Member] | Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		1
7.375% Undated Subordinated Guaranteed Bonds [Member] | Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		52
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019 [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		135
9.375% Subordinated Bonds 2021 [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		328
6.375% Subordinated Instruments 2019 [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		250
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [Member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions			600
Undated Perpetual Preferred Securities [member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions			14
10.5% Subordinated Bonds callable 2018 [member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions			150
6.75% Subordinated Fixed Rate Notes callable 2018 [member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions			1,492
Preference shares [member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions	[1]	3
Preference shares [member] | 6.3673% Non-cumulative Fixed to Floating Rate Preference Shares callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Repurchases and Redemptions During the Year [Line Items]
Repurchase and redemptions		£ 3

[1]	The repurchases and redemptions resulted in cash outflows of 818 million (2018: 2,256 million).